Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows From Operating Activities:
Net loss	$ (390,889)	$ (3,355,415)	$ (5,733,495)	$ (1,508,103)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	48,274	85,538	147,832	159,101
Write-off of obsolete inventory				164,903
Loss on disposal of equipment		785	785	36,876
Accretion of debt discount	280,242	24,022	89,803	1,260
Loss on CONtv joint venture				262,500
Share-based compensation	38,280	276,106	296,274	777,536
Changes in operating assets and liabilities:
Accounts receivable	63,339	(12,776)	(148,211)	219,323
Inventory	1,204	(20,789)	(1,204)	(125,351)
Prepaid convention expenses	187,983	(41,298)	242,725	285,689
Prepaid rent - related party	50,169	55,620	105,790	(181,796)
Prepaid insurance	19,952	40,159	8,089	(58,422)
Prepaid taxes	414	(828)	(414)	280,000
Other prepaid expenses	(18,903)	(9,060)	(4,451)	(6,455)
Security deposits		10,504	10,504	1,154
Accounts payable and accrued expenses	(156,525)	1,598,412	1,862,344	(639,665)
Unearned revenue	(427,427)	(40,434)	590,034	(2,156,559)
Net Cash Used In Operating Activities	(303,887)	(1,389,454)	(2,533,595)	(2,488,009)
Cash Flows from Investing Activities:
Purchase of property and equipment	(7,928)	(92,985)	(98,072)	(169,802)
Proceeds received on disposal of equipment				8,662
Investment in CONtv joint venture - net				(150,000)
Net Cash Used In Investing Activities	(7,928)	(92,985)	(98,072)	(311,140)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible promissory note and warrants				2,500,000
Payment of debt issuance costs				(25,000)
Proceeds from the exercise of warrants				1,667
Net Cash Provided By Financing Activities				2,476,667
Net change in cash and cash equivalents	(311,815)	(1,482,439)	(2,631,667)	(322,482)
Cash and cash equivalents at beginning of reporting period	1,769,550	4,401,217	4,401,217	4,723,699
Cash and cash equivalents at end of reporting period	1,457,735	2,918,778	1,769,550	4,401,217
Supplemental disclosures of cash flow information:
Interest paid				200
Income tax paid
Supplemental disclosure of non-cash investing and financing activities:
Acquisition of controlling interest of ConBox				96,781
Warrants issued for debt discount recorded on convertible debt				1,448,293
Common stock issued for debt discount recorded on convertible note				$ 791